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                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

				Form 13F

			  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2011

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Check here if Amendment [ X ]; 		Amendment Number:   1
							   --------
This Amendment (Check only one.):   [ X] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing	this Report:

Name:         Portfolio Solutions
              ------------------------------------------
Address:      900 Wilshire Drive, Suite 200
              ------------------------------------------
              Troy, Michigan 48084
              ------------------------------------------


Form 13F File Number:  28-14909
                       -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Florence  Affatato
           -------------------------------------------
Title:       Compliance Manager
           -------------------------------------------
Phone:       248-689-1550
           -------------------------------------------


Signature, Place, and Date of Signing:

Florence  Affatato      Troy, Michigan 				10/04/2012
---------------------   -------------------------------------  ----------------
[Signature]	                   [City, State]	   	[Date]

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	  manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are in this report,
	  and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	  this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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			FORM 13F
		     SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	 		0
                                                 -------------------------------

Form 13F Information Table Entry Total:			5
                                                 -------------------------------


Form 13F Information Table Value Total (X 1000):	$410,743
                                                 -------------------------------

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                                                        PORTFOLIO SOLUTIONS, LLC
                                                            FORM 13F 12/31/2011

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ITEM 1           	ITEM 2     ITEM 3     ITEM4             ITEM 5              ITEM 6           ITEM 7           ITEM 8
                 	TITLE                FAIR          SHARES OR
                  	OF                   MARKET        PRINCIPAL    SH/  PUT/    INVESTMENT      OTHER
NAME OF ISSUER   	CLASS  	   CUSIP      VALUE          AMOUNT     PRN  CALL   DISCRETION     MANAGERS     VOTING AUTHORITY
                                             (x $1000)                                                         Sole    Shared   None

-----------------------------------------------------------------------------------------------------------------------------
Vanguard INDEX FUNDS     ETF    922908769     228791        3558183     SH              Sole             0     3558183   0      0
IShares TR               ETF    464287879      67153         962642     SH              Sole             0      962642   0      0
Vanguard INDEX FUNDS     EFT    922908553      33448         576705     SH              Sole             0      576705   0      0
Vanguard INTL EQ         ETF    922042874      40908         987404     SH              Sole             0      987404   0      0
Vanguard INTL EQ         ETF    922042866      40440         849776     SH              Sole             0      849776   0      0

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